Securities Sold Under Agreements To Repurchase And Collateral Pledged By Counterparties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Securities Sold Under Agreements To Repurchase [Abstract]
Gross amounts of recognized liabilities	$ 442,789	$ 555,438
Gross amounts offset in the statement of Condition	0	0
Net amounts of liabilities presented in the Statement of Condition	442,789	555,438
Offsetting securities purchased under agreements to resell	(8,672)	(13,395)
Securities Collateral	(434,008)	(542,004)
Net amount	$ 109	$ 39